Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
October 31, 2023
MCVK6-NPRT3-1223
1.9883980.106
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	5,063	148,833
Media - 1.4%
News Corp. Class A	7,640	157,995
Nexstar Broadcasting Group, Inc. Class A	972	136,158
Thryv Holdings, Inc. (b)	3,563	62,103
WPP PLC	10,100	86,973
		443,229
TOTAL COMMUNICATION SERVICES		592,062
CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 1.4%
Aptiv PLC (b)	2,534	220,965
Atmus Filtration Technologies, Inc. (c)	7,100	133,196
Magna International, Inc. Class A (c)	2,096	100,797
		454,958
Broadline Retail - 0.4%
Kohl's Corp. (c)	5,621	126,754
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A	8,971	126,850
Service Corp. International	2,226	121,139
		247,989
Hotels, Restaurants & Leisure - 1.7%
Hyatt Hotels Corp. Class A (c)	1,517	155,401
Light & Wonder, Inc. Class A (b)	1,705	124,653
MGM Resorts International	3,652	127,528
Travel+Leisure Co.	4,439	151,059
		558,641
Household Durables - 1.1%
Helen of Troy Ltd. (b)	899	88,390
Newell Brands, Inc.	22,700	152,544
Tempur Sealy International, Inc.	2,987	119,271
		360,205
Leisure Products - 0.9%
Brunswick Corp.	2,435	169,159
Topgolf Callaway Brands Corp. (b)	9,800	119,756
		288,915
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	2,800	125,552
Aritzia, Inc. (b)	6,900	107,325
Lithia Motors, Inc. Class A (sub. vtg.)	771	186,744
Signet Jewelers Ltd.	1,247	87,078
Upbound Group, Inc.	5,199	135,486
Victoria's Secret & Co. (b)	5,122	91,581
Williams-Sonoma, Inc.	600	90,144
		823,910
TOTAL CONSUMER DISCRETIONARY		2,861,372
CONSUMER STAPLES - 3.8%
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc. (b)	1,900	129,428
U.S. Foods Holding Corp. (b)	8,128	316,504
		445,932
Food Products - 2.0%
Bunge Ltd.	3,173	336,275
Lamb Weston Holdings, Inc.	1,300	116,740
Tyson Foods, Inc. Class A	3,732	172,978
		625,993
Personal Care Products - 0.4%
Kenvue, Inc.	7,800	145,080
TOTAL CONSUMER STAPLES		1,217,005
ENERGY - 6.5%
Energy Equipment & Services - 1.3%
Championx Corp.	6,900	212,520
Liberty Oilfield Services, Inc. Class A	3,978	78,367
Valaris Ltd. (b)	1,627	107,447
		398,334
Oil, Gas & Consumable Fuels - 5.2%
Cenovus Energy, Inc.	13,911	265,422
Chesapeake Energy Corp.	2,260	194,541
Hess Corp.	1,277	184,399
Kosmos Energy Ltd. (b)	15,600	112,944
Occidental Petroleum Corp.	4,794	296,317
Targa Resources Corp.	4,257	355,928
Valero Energy Corp.	2,060	261,620
		1,671,171
TOTAL ENERGY		2,069,505
FINANCIALS - 17.3%
Banks - 3.1%
East West Bancorp, Inc.	4,770	255,767
KeyCorp	19,301	197,256
M&T Bank Corp.	2,319	261,467
Webster Financial Corp.	3,800	144,286
Zions Bancorp NA	4,400	135,740
		994,516
Capital Markets - 2.0%
BGC Group, Inc. Class A	1,700	9,979
Carlyle Group LP	7,337	202,061
Raymond James Financial, Inc.	4,282	408,674
		620,714
Consumer Finance - 2.4%
Ally Financial, Inc.	6,633	160,452
Discover Financial Services	2,400	196,992
OneMain Holdings, Inc.	6,061	217,772
SLM Corp.	15,459	200,967
		776,183
Financial Services - 3.5%
Apollo Global Management, Inc.	3,211	248,660
Corebridge Financial, Inc.	6,405	128,100
Global Payments, Inc.	3,529	374,850
Voya Financial, Inc.	2,326	155,307
Walker & Dunlop, Inc.	2,933	190,058
WEX, Inc. (b)	147	24,473
		1,121,448
Insurance - 6.3%
American Financial Group, Inc.	2,100	229,656
Arthur J. Gallagher & Co.	1,317	310,140
Chubb Ltd.	1,019	218,698
First American Financial Corp.	3,351	172,375
Globe Life, Inc.	1,732	201,536
Hartford Financial Services Group, Inc.	4,436	325,824
Markel Group, Inc. (b)	276	405,864
Old Republic International Corp.	5,419	148,372
		2,012,465
TOTAL FINANCIALS		5,525,326
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	4,900	158,907
Zimmer Biomet Holdings, Inc.	600	62,646
		221,553
Health Care Providers & Services - 4.5%
AdaptHealth Corp. (b)	14,742	108,059
Cencora, Inc.	1,151	213,108
Centene Corp. (b)	4,334	298,959
CVS Health Corp.	3,050	210,481
DaVita HealthCare Partners, Inc. (b)	1,107	85,494
Molina Healthcare, Inc. (b)	1,050	349,598
Tenet Healthcare Corp. (b)	3,575	191,978
		1,457,677
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A (b)	439	120,848
Charles River Laboratories International, Inc. (b)	1,349	227,118
		347,966
Pharmaceuticals - 0.6%
Royalty Pharma PLC	7,087	190,428
TOTAL HEALTH CARE		2,217,624
INDUSTRIALS - 19.1%
Building Products - 3.2%
Armstrong World Industries, Inc.	3,034	230,250
Builders FirstSource, Inc. (b)	3,237	351,279
Carlisle Companies, Inc.	379	96,300
Johnson Controls International PLC	2,500	122,550
UFP Industries, Inc.	2,202	209,564
		1,009,943
Commercial Services & Supplies - 0.5%
The Brink's Co.	2,354	157,388
Construction & Engineering - 1.6%
EMCOR Group, Inc.	1,320	272,778
Willscot Mobile Mini Holdings (b)	6,018	237,169
		509,947
Electrical Equipment - 1.8%
Acuity Brands, Inc.	1,400	226,758
Regal Rexnord Corp.	2,468	292,236
Vertiv Holdings Co.	1,700	66,759
		585,753
Ground Transportation - 2.9%
Knight-Swift Transportation Holdings, Inc. Class A	4,902	239,659
RXO, Inc.	4,821	84,416
U-Haul Holding Co. (non-vtg.)	4,680	220,943
XPO, Inc. (b)	5,074	384,660
		929,678
Machinery - 4.3%
Allison Transmission Holdings, Inc.	2,700	136,134
Barnes Group, Inc.	3,200	66,528
Chart Industries, Inc. (b)	1,216	141,336
Gates Industrial Corp. PLC (b)	16,600	181,272
Mueller Water Products, Inc. Class A	6,800	84,116
PACCAR, Inc.	4,848	400,105
Terex Corp.	3,135	143,583
Timken Co.	3,270	226,022
		1,379,096
Professional Services - 3.3%
Concentrix Corp.	2,302	175,435
Genpact Ltd.	4,188	140,466
Leidos Holdings, Inc.	1,686	167,116
Manpower, Inc.	2,632	184,161
Science Applications International Corp.	1,820	198,817
SS&C Technologies Holdings, Inc.	3,582	179,996
		1,045,991
Trading Companies & Distributors - 1.5%
Core & Main, Inc. (b)	7,888	237,271
WESCO International, Inc.	2,008	257,426
		494,697
TOTAL INDUSTRIALS		6,112,493
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (b)	4,108	161,075
Electronic Equipment, Instruments & Components - 2.3%
Coherent Corp. (b)	4,688	138,765
Flex Ltd. (b)	6,315	162,422
Keysight Technologies, Inc. (b)	1,134	138,405
Knowles Corp. (b)	6,534	84,877
TD SYNNEX Corp.	2,304	211,231
		735,700
Semiconductors & Semiconductor Equipment - 2.1%
Lam Research Corp.	199	117,056
Microchip Technology, Inc.	3,597	256,430
MKS Instruments, Inc.	2,708	177,807
ON Semiconductor Corp. (b)	1,738	108,868
		660,161
Software - 0.9%
Gen Digital, Inc.	6,596	109,889
Rapid7, Inc. (b)	4,200	195,258
		305,147
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	2,892	197,379
TOTAL INFORMATION TECHNOLOGY		2,059,462
MATERIALS - 10.1%
Chemicals - 4.0%
Celanese Corp. Class A	2,253	257,991
CF Industries Holdings, Inc.	2,135	170,330
Corteva, Inc.	1,987	95,654
Methanex Corp.	2,222	91,658
Olin Corp.	5,669	242,180
The Chemours Co. LLC	6,100	147,071
Westlake Corp.	2,410	278,018
		1,282,902
Construction Materials - 0.4%
Eagle Materials, Inc.	800	123,128
Containers & Packaging - 2.4%
Crown Holdings, Inc.	1,723	138,874
Graphic Packaging Holding Co.	9,045	194,558
International Paper Co.	4,709	158,835
WestRock Co.	7,292	262,002
		754,269
Metals & Mining - 2.0%
Constellium NV (b)	6,191	97,818
Freeport-McMoRan, Inc.	4,073	137,586
Steel Dynamics, Inc.	3,819	406,762
		642,166
Paper & Forest Products - 1.3%
Interfor Corp. (b)	8,400	103,641
Louisiana-Pacific Corp.	3,885	199,223
West Fraser Timber Co. Ltd.	1,900	128,229
		431,093
TOTAL MATERIALS		3,233,558
REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Camden Property Trust (SBI)	2,800	237,664
Digital Realty Trust, Inc.	2,369	294,609
Douglas Emmett, Inc.	10,638	119,252
Essex Property Trust, Inc.	1,063	227,397
Lamar Advertising Co. Class A	1,017	83,669
Outfront Media, Inc.	14,300	139,568
Prologis (REIT), Inc.	1,689	170,167
Public Storage	845	201,710
Ventas, Inc.	4,300	182,578
Welltower, Inc.	11,800	986,590
		2,643,204
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (b)	3,811	264,255
Colliers International Group, Inc.	900	81,586
Compass, Inc. (b)	29,100	57,618
		403,459
TOTAL REAL ESTATE		3,046,663
UTILITIES - 9.1%
Electric Utilities - 6.5%
Constellation Energy Corp.	2,993	337,970
Edison International	6,754	425,907
Exelon Corp.	3,716	144,701
FirstEnergy Corp.	10,854	386,402
NextEra Energy, Inc.	3,200	186,560
NRG Energy, Inc.	2,600	110,188
PG&E Corp. (b)	29,211	476,139
		2,067,867
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	7,549	194,462
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	11,400	169,860
Vistra Corp.	6,900	225,768
		395,628
Multi-Utilities - 0.8%
NiSource, Inc.	10,700	269,212
TOTAL UTILITIES		2,927,169
TOTAL COMMON STOCKS (Cost $31,584,691)		31,862,239

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	127,355	127,381
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	464,754	464,800
TOTAL MONEY MARKET FUNDS (Cost $592,181)		592,181

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $32,176,872)	32,454,420
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(432,825)
NET ASSETS - 100.0%	32,021,595

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,833 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	38,458	3,491,633	3,402,710	3,078	-	-	127,381	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	348,525	6,102,739	5,986,464	2,902	-	-	464,800	0.0%
Total	386,983	9,594,372	9,389,174	5,980	-	-	592,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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